Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers		$ 97,163	$ 98,961	$ 75,567
Customer A [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers	[1]	65,081	68,138	63,338
Customer B [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers		18,290	16,369	11,779
Customer C [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers		$ 13,793	$ 14,454

[1]	For additional information regarding the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied, refer to note 17a.